Income Taxes - Components of Deferred Taxes (Detail) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Deferred tax assets:
Inventory	$ 204.0	$ 187.9
Net operating loss carryover	484.3	476.2
Tax credit carryover	81.8	72.9
Capital loss carryover	8.1	7.8
Product liability and litigation	27.9	36.7
Accrued liabilities	92.4	99.1
Share-based compensation	44.4	36.6
Accounts receivable	23.0	25.8
Research and development	103.9	47.9
Lease liability	52.6	51.6
Other	25.2	51.1
Total deferred tax assets	1,147.6	1,093.6
Less: Valuation allowances	(464.6)	(463.2)
Total deferred tax assets after valuation allowances	683.0	630.4
Deferred tax liabilities:
Fixed assets	122.2	111.6
Intangible assets	466.5	466.8
Foreign currency items		23.0
Lease asset	48.8	47.2
Other	41.2	49.2
Total deferred tax liabilities	678.7	697.8
Total net deferred income taxes	$ 4.3
Total net deferred income taxes		$ (67.4)